Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000259181 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259181 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000259181 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259181 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259181 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259181 | B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259181 | 038222105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259181 | 484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259181 | 572797900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259181 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259181 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000259181 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000259181 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000259181 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000259181 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000259181 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000259181 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259181 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259182 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259182 | 710306903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259182 | 659704001
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259182 | BYT814908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259182 | BLLHKZ904
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259182 | 711038901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259182 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259182 | 567151907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259182 | ACI0JKHV4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000259182 | B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000259182 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000259182 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000259182 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000259182 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000259182 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000259182 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000259182 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259182 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259182 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000259182 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000259182 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259183 | 633517909
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000259183 | 682150008
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000259183 | 642910004
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259183 | 656302908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259183 | 651312902
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000259183 | 659101901
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259183 | 689567006
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259183 | 687044008
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259183 | 659678007
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259183 | 664137007
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259183 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000259183 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000259183 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259183 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000259183 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000259183 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000259183 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259183 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000259183 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000259183 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259183 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259184 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259184 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259184 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259184 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000259184 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259184 | 687049007
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259184 | G29183103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259184 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259184 | 032095101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259184 | 697435105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259184 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000259184 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000259184 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259184 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000259184 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000259184 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000259184 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%